Provision for post-employment benefits - Funded and Unfunded Pension Plans By Region (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	£ (156.1)	£ (159.0)	£ (183.4)
Present value of liabilities	(772.7)	(767.5)	(1,024.0)
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	0.7	0.3	33.7
North America [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(37.9)	(45.2)	(68.7)
Western Continental Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(85.9)	(79.4)	(104.6)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(33.0)	(34.7)	(43.8)
Funded defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(26.3)	(23.8)	(13.3)
Present value of liabilities	(642.9)	(632.3)	(853.9)
Funded defined benefit plans [member] | United Kingdom [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	0.7	0.3	33.7
Present value of liabilities	(262.7)	(247.6)	(290.5)
Funded defined benefit plans [member] | North America [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	17.4	12.8	(4.6)
Present value of liabilities	(271.8)	(286.2)	(375.3)
Funded defined benefit plans [member] | Western Continental Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(38.6)	(33.3)	(35.8)
Present value of liabilities	(84.3)	(77.6)	(168.4)
Funded defined benefit plans [member] | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(5.8)	(3.6)	(6.6)
Present value of liabilities	(24.1)	(20.9)	(19.7)
Unfunded defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(129.8)	(135.2)	(170.1)
Present value of liabilities	(129.8)	(135.2)	(170.1)
Unfunded defined benefit plans [member] | North America [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(55.3)	(58.0)	(64.1)
Present value of liabilities	(55.3)	(58.0)	(64.1)
Unfunded defined benefit plans [member] | Western Continental Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(47.3)	(46.1)	(68.8)
Present value of liabilities	(47.3)	(46.1)	(68.8)
Unfunded defined benefit plans [member] | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(27.2)	(31.1)	(37.2)
Present value of liabilities	£ (27.2)	£ (31.1)	£ (37.2)